Segments information (Tables)	6 Months Ended
Jun. 30, 2026
Segment Reporting [Abstract]
Schedule of segment information

The following tables summarize the Company’s segment information for the six months ended June 30, 2026 and 2025:

	For the Six Months Ended June 30, 2026
	Property management services	Holistic wellness consumer products and services	Total
Revenue from external customers	$2,255,161	$1,212,674	$3,467,835

Less:
Cost of revenue	1,881,083	304,867	2,185,950
Salary Expense	252,185	381,174	633,359
Bad debt expense	11,780	-	11,780
Other segment items	171,927	452,252	624,179
Segment profits (loss)	(61,814)	74,381	12,567

Reconciliation of segment profits (loss)
Less: Unallocated amounts
Professional fees			866,236
Other corporate income			(1,253)
Net loss before income taxes			(852,416)

	For the Six Months Ended June 30, 2025
	Property management services	Holistic wellness consumer products and services	Others	Total
Revenue from external customers	$2,089,041	$893,785	$74,497	$3,057,323

Less:
Cost of revenue	1,622,146	599,863	-	2,222,009
Segment gross profits (loss)	466,895	293,922	74,497	835,314

Less:
Salary Expense	175,350	360,719	-	536,069
Other segment items	143,189	363,595	-	506,784
Segment profits (loss)	148,356	(430,392)	74,497	(207,539)

Reconciliation of segment profits (loss)
Less: Unallocated amounts
Professional fees				971,277
Other corporate expenses				27,153
Net loss before income taxes				(1,205,970)

Schedule of other significant items

Other Significant Items:

	For the Six Months Ended June 30, 2026
	Property management services	Holistic wellness consumer products and services	Others	Total
Interest expense	$895	$-	$57,293	$58,188
Depreciation and amortization	$338	$31,885	$81,221	$113,444
Capital expenditure	$-	$259,135	$-	$259,135

	For the Six Months Ended June 30, 2025
	Property management services	Holistic wellness consumer products and services	Unallocated	Total
Interest expense	$1,570	$1,372	$61,133	$63,767
Depreciation and amortization	$2,170	$11,027	$75,004	$88,201
Capital expenditure	$23,222	$-	$-	$23,222

Schedule of disaggregated information of revenues by region

Disaggregated information of revenues by regions are as follows:

	For the Six Months Ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Singapore	$2,672,354	$2,220,450
Malaysia	795,481	836,873
Total	$3,467,835	$3,057,323